Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended
	Nov. 30, 2017	Nov. 30, 2016
Stock - based compensation	$ 532,500
Employee Compensation [Member]
Stock - based compensation	72,500	0
Consulting Fees [Member]
Stock - based compensation	532,500	0
Professional Fees [Member]
Stock - based compensation	$ 0	$ 335,872